STOCKHOLDERS’ (DEFICIT) EQUITY	6 Months Ended	12 Months Ended
	Mar. 31, 2026	Sep. 30, 2025
Equity [Abstract]
STOCKHOLDERS’ (DEFICIT) EQUITY

NOTE 7. STOCKHOLDERS’ (DEFICIT) EQUITY

Preferred Stock — The Company is authorized to issue 10,000,000 shares of preferred stock with a par value of $0.0001 per share with such designation, rights and preferences as may be determined from time to time by the Company’s board of directors. As of March 31, 2026 and September 30, 2025, there were no shares of preferred stock issued or outstanding.

Common Stock — The Company is authorized to issue 100,000,000 shares of common stock with a par value of $0.0001 per share. Holders of common stock are entitled to one vote for each share. As of March 31, 2026 and September 30, 2025, there were 4,249,090 shares of common stock issued and outstanding, excluding 759,139 and 1,490,880 shares of common stock subject to possible redemption, respectively.

IB ACQUISITION CORP.

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2026

(Unaudited)

NOTE 7. STOCKHOLDERS’ EQUITY

Preferred Stock — The Company is authorized to issue 10,000,000 shares of preferred stock with a par value of $0.0001 per share with such designation, rights and preferences as may be determined from time to time by the Company’s board of directors. As of September 30, 2025 and 2024, there were no shares of preferred stock issued or outstanding.

Common Stock — The Company is authorized to issue 100,000,000 shares of common stock with a par value of $0.0001 per share. Holders of common stock are entitled to one vote for each share. As of September 30, 2025 and 2024, there were 4,249,090 shares of common stock issued and outstanding, excluding 1,490,880 and 11,500,000 shares of common stock subject to possible redemption.